Leases - Schedule of Lease Terms and Discount Rates (Details) - DiamiR Biosciences Corp. [Member]	May 31, 2025	May 31, 2024
Leases [Line Items]
Average lease term	1 year 7 months 6 days	1 year 7 months 6 days
Discount rate	10.00%	10.00%